Expense Example - AB CORE OPPORTUNITIES FUND, INC.	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 537
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	1,052
Expense Example, with Redemption, 10 Years	1,814
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293	[1]
Expense Example, with Redemption, 3 Years	607
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	2,076
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,162
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	$ 1,108

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.